WARRANT LIABILITY (Details 1) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Beginning	8,950,412	1,950,412
Warrants Granted, Underlying Share		7,000,000
Warrants Expired, Underlying Share	(8,950,412)
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.03	$ 0.80
Warrants Excersied Weighte Average Granted		1.09
Warrants Excersied Weighte Average Expired	1.03
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 0	$ 1.03